Agreements and Transactions with Affiliates - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Affiliated Entity
Related Party Transaction [Line Items]
Terms of agreement	15 years
DCP Sand Hills Pipeline, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Terms of agreement	15 years
Annual Service Fee	$ 5
DCP Southern Hills Pipeline, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Terms of agreement	15 years
Annual Service Fee	$ 5
Front Range Pipeline | Affiliated Entity
Related Party Transaction [Line Items]
Terms of agreement	15 years
Texas Express Pipeline LLC | Affiliated Entity
Related Party Transaction [Line Items]
Terms of agreement	15 years
Phillips 66 | Chevron Phillips Chemical LLC | Affiliated Entity
Related Party Transaction [Line Items]
Equity method investment ownership (as percent)	50.00%
Natural Gas Liquids | Affiliated Entity
Related Party Transaction [Line Items]
Percent of NGL production committed	27.00%
Operating and Maintenance Expense
Related Party Transaction [Line Items]
Employee related costs	$ 206	$ 224	$ 225
General and Administrative Expense and Restructuring Costs
Related Party Transaction [Line Items]
Employee related costs	$ 197	$ 194	$ 184